Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed	The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$21,993,647
The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$8,949,823
The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price for acquisition net of $1,935,722 of cash	$12,604,714
The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:
Recognized amounts of identifiable assets acquired and liabilities assumed
Prepayments	$1,587,580
Other receivables	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,021)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price for acquisition net of $0 of cash	$21,292,948

Schedule of Revenue and Net Income	The following table summarizes the revenue and net income generated by Cheyi BVI for the year ended December 31, 2022:
Revenue	$50,558,732
Net income	$1,954,515

The following table summarizes the revenue and net income generated by Yinhua for the year ended December 31, 2022:
Revenue	$27,053,149
Net income	$533,006